UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2013

(Unaudited)

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

*  Portfolio composition is subject to change.

**  Excludes securities sold short and options written.

	PSG Tactical Growth Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 56.69%

Application Software - 0.59%
3,130	Oracle Corp.	$ 103,822

Beverages - 0.04%
647	Crimson Wine Group, Ltd. *	6,179

Business Equipment - 0.48%
8,203	Xerox Corp.	84,409

Cigarettes - 1.32%
6,732	Altria Group, Inc.	231,244

Communication Services, NEC - 1.11%
3,252	DIRECTV *	194,405

Crude Petroleum & Natural Gas - 2.40%
9,450	Chesapeake Energy Corp.	244,566
292	Murphy USA, Inc. *	11,774
1,770	Occidental Petroleum Corp.	165,566
		421,906
Electronic Components & Accessories - 0.50%
6,000	Corning, Inc.	87,540

Electronic Computers - 1.09%
402	Apple, Inc.	191,653

Fire, Marine & Casualty Insurance - 5.91%
537	Alleghany Corp. *	219,982
8,770	American Int'l Group, Inc.	426,485
663	Fairfax Financial Holdings Ltd. *	270,204
2,600	Loews Corp.	121,524
		1,038,195
Gold & Silver Ores - 2.85%
5,850	AngloGold Ashanti Ltd. ADR	77,688
6,391	Barrick Gold Corp.	119,000
1,375	Goldcorp, Inc.	35,764
1,000	Newmont Mining Corp.	28,100
975	Sibanye Gold Ltd. ADR *	5,080
6,348	Silver Wheaton Corp.	157,240
7,414	Yamana Gold, Inc.	77,106
		499,978
Hospital & Medical Service Plans - 3.67%
4,121	Aetna, Inc.	263,826
2,027	Cigna Corp. *	155,795
2,678	WellPoint, Inc. (a)	223,908
		643,529
Insurance Agents, Brokers & Services - 1.57%
1,386	Aon Plc Class A	103,174
332	Markel Corp. *	171,900
		275,074
Investment Advice - 1.34%
2,215	Legg Mason, Inc.	74,070
3,071	Oaktree Capital Group, LLC	160,767
		234,837
Life Insurance - 0.89%
3,325	Metlife, Inc.	156,109

Lumber & Wood Products (No Furniture) - 1.49%
9,591	Leucadia National Corp.	261,259

Malt Beverages - 0.23%
165	Boston Beer, Inc. Class A *	40,295

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.61%
7,348	Cloud Peak Energy, Inc. *	107,795

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.39%
1,352	Joy Global, Inc.	69,006

Mortgage Bankers & Loan Correspondents - 0.59%
1,860	Ocwen Financial Corp. *	103,732

Motor Vehicles & Passenger Car Bodies - 1.90%
9,250	General Motor Co. *	332,722

Oil & Gas Field Services, NEC - 1.09%
3,982	Halliburton Co.	191,733

Oil & Gas Machinery & Equipment - 0.44%
1,000	National Oilwell Varco, Inc.	78,110

Operators of Non-residential Buildings - 0.49%
2,300	Brookfield Asset Management, Inc.	86,020

Paper Mills - 0.85%
3,320	International Paper Co. (a)	148,736

Petroleum Refining - 4.01%
10,689	BP Plc ADR	449,259
2,650	ConocoPhillips	184,201
1,166	Murphy Oil Corp.	70,333
		703,793
Pharmaceutical Preparations - 7.28%
3,000	AstraZeneca Plc ADR	155,790
6,150	Forest Labs, Inc. *	263,158
2,234	Johnson & Johnson	193,665
341	Mallinckrodt Plc *	15,035
1,778	Novartis AG ADR *	136,390
5,231	Teva Pharmaceutical Industries Ltd. ADR	197,627
3,029	Valeant Pharmaceuticals International, Inc. (a) *	316,016
		1,277,681
Primary Smelting & Refining of Nonferrous Metals - 0.61%
8,581	Horsehead Holding Corp. *	106,919

Pumps & Pumping Equipment - 0.47%
2,312	ITT Corp.	83,116

Radio & TV Broadcasting & Communications Equipment - 2.85%
9,524	Vodafone Group Plc	335,054
2,452	QUALCOMM, Inc.	165,069
		500,123
Retail-Drug Stores & Proprietary Stores - 0.00%
7	Walgreen Co.	377

Retail-Miscellaneous Retail - 0.91%
10,900	Staples, Inc.	159,685

Retail-Variety Stores - 1.47%
4,510	Dollar Tree, Inc. *	257,792

Services-Miscellaneous Health & Allied Services, NEC - 1.13%
3,498	DaVita Healthcare Partners, Inc. *	199,036

Services-Motion Picture & Video Tape Production - 0.47%
2,900	DreamWorks Animation, Inc. Class A *	82,534

Services-Personal Services - 0.40%
1,890	Weight Watchers International, Inc.	70,629

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.99%
2,310	Procter & Gamble Co.	174,613

Specialty Cleaning, Polishing & Sanitation Preparations - 0.86%
1,858	The Clorox Co.	151,836

State Commercial Banks - 0.14%
356	Capital One Financial Corp.	24,471

Surgical & Medical Instruments & Apparatus - 1.37%
3,934	Covidien Plc.	239,738

Telephone Communications (No Radiotelephone) - 0.52%
4,000	Vivendi Sa ADR	91,800

Wholesale-Chemicals & Allied Products - 0.45%
860	Ashland, Inc.	79,533

Wholesale-Groceries & Related Products - 0.92%
5,070	Sysco Corp.	161,378

TOTAL FOR COMMON STOCK (Cost $8,511,857) - 56.69%		9,953,342

CLOSED-END MUTUAL FUNDS - 10.21%
6,380	BlackRock Credit Allocation Income Trust IV	83,195
16,666	BlackRock MuniAssets Fund, Inc.	198,492
5,300	BlackRock Virginia Municipal Bond Trust	81,567
12,000	Calamos Convertible & High Income Fund	150,360
7,500	Doubleline Opportunistic Credit Fund	171,600
16,084	DSW Municipal Income Trust	198,798
11,362	John Hancock Preferred Income Fund II	217,810
9,685	PIMCO Corporate Opportunity Fund	174,814
6,000	PIMCO Dynamic Income Fund	172,140
5,700	PIMCO Income Opportunity Fund	156,693
22,350	Templeton Global Income Fund, Inc.	186,846

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $1,852,247) - 10.21%		1,792,315

CORPORATE BONDS - 2.53%
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	62,000
50,000	Clear Channel Communications, Inc. 9.00%, 03/01/21	48,375
25,000	Clear Channel Communications, Inc. 5.50%, 09/15/14	25,250
70,000	First Data Corp. 12.625%, 01/15/21	77,000
77,000	Nuveen Investments, Inc. 5.50%, 09/15/15	74,690
174,000	Sprint Capital Corp. 6.875%, 11/15/28	157,470

TOTAL FOR CORPORATE BONDS (Cost $461,764) - 2.53%		444,785

EXCHANGE TRADED FUNDS - 5.92%
2,050	iShares Barclays 20+ Year Treasury Bond	218,120
2,522	iShares U.S. Real Estate ETF	160,878
2,000	Market Vectors Gold Miners ETF *	50,040
8,075	ProShares Short QQQ	165,868
2,890	SPDR Gold Shares *	370,440
2,000	Utilities Select Sector SPDR	74,738

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,200,940) - 5.92%		1,040,084

PREFERRED STOCK - 6.01%
4,535	Ally Financial PFD 8.50%, Perpetual	121,447
3,500	BB&T Corp. 5.625%, 12/31/49	71,995
2,000	Citigroup Cap XIII 7.875%, 10/30/40	54,940
3,326	First Horizon National Corp. PFD, 6.20%, Perpetual	70,877
958	General Motors 4.75%, 12/01/13 *	48,044
2,172	ING Groep NV 7.05%, 12/31/49 *	53,713
3,167	JP Morgan Chase Capital XXIX 6.70%, 04/02/40	80,505
3,007	Kimco Realty Corp. 6.00% 12/31/49	65,974
6,234	Metlife, Inc. Series B 6.50%, Perpetual	155,164
3,272	Public Storage 5.20%, Perpetual	66,029
2,151	United States Cellular Corp. 6.95%, 5/15/60	51,968
2,900	Qwest Corp. NT 7.375%, 6/01/51	72,558
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	69,388
3,031	Zions Bancorp PFD, Series G, 6.30%, Perpetual *	71,350

TOTAL FOR PREFERRED STOCK (Cost $1,122,952) - 6.01%		1,053,952

REAL ESTATE INVESTMENT TRUST - 1.58%
6,866	Annaly Capital Management, Inc.	79,508
16,165	Cole Real Estate Investments, Inc.	198,183

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $252,216) - 1.58%		277,691

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 1.46%
70,000	U.S. Treasury Notes, 4.375%, 2/15/38	79,264
70,000	U.S. Treasury Notes, 4.50%, 2/15/36	80,894
100,000	U.S. Treasury Notes, 2.00%, 2/15/23	95,312

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $256,630) - 1.46%		255,470

SHORT-TERM INVESTMENTS - 18.35%
2,972,343	Fidelity Institutional Treasury Only Money Market Class I 0.01% **	2,972,343
250,000	Huntington Conservative Deposit Account 0.06% **	250,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,222,343) - 18.35%		3,222,343

TOTAL INVESTMENTS (Cost $16,880,949) - 102.75%		$ 18,039,982

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.75)%		(483,572)

NET ASSETS - 100.00%		$ 17,556,410

ADR - American Depositary Receipt
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2013.
(a) Subject to call option written.

The accompanying notes are an integral part of these financial statements.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK

Computer & Office Equipment
3,086	Hewlett Packard Co.	$ 64,775

TOTAL FOR COMMON STOCK (Proceeds $79,833)		$ 64,775

EXCHANGE TRADED FUNDS
7,866	iShares MSCI Emerging Markets Index	$ 320,579
5,300	iShares Russell 2000 Index	565,033
6,871	ProShares Ultra QQQ *	549,611
4,260	ProShares Ultra S&P 500	360,566
5,800	SPDR S&P Homebuilders	177,474
957	SPDR S&P 500	160,786

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,805,859)		$ 2,134,049

TOTAL SECURITIES SOLD SHORT (Proceeds $1,885,692)		$ 2,198,824

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Schedule of Options Written
September 30, 2013 (Unaudited)

	CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	International Paper Co.
1,600	October 2013 Call @ $50.00	$ 96

	Valeant Pharmaceuticals International, Inc.
1,000	October 2013 Call @ $110.00	980

	WellPoint, Inc.
1,200	October 2013 Call @ $90.00	156

	Total (Premiums Received $3,864)	$ 1,232

* Represents non-income producing security.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $16,880,949)	$ 18,039,982
Cash	1,713,074
Receivables:
Dividends and Interest	31,431
Shareholder Purchases	14,567
Portfolio Securities Sold	72,870
Prepaid Expenses	8,613
Total Assets	19,880,537
Liabilities:
Options Written, at Value (Premiums Received $3,864)	1,232
Securities Sold Short, at Value (Proceeds $1,885,692)	2,198,824
Payables:
Advisory Fees	14,879
Distribution (12b-1) Fees	9,638
Portfolio Securities Purchased	79,986
Dividend and Interest Expense on Short Positions	807
Accrued Expenses	18,761
Total Liabilities	2,324,127
Net Assets	$ 17,556,410

Net Assets Consist of:
Paid In Capital	$ 16,980,572
Accumulated Net Investment Loss	(23,966)
Accumulated Realized Loss on Investments	(248,729)
Unrealized Appreciation in Value of Investments	848,533
Net Assets	$ 17,556,410

Shares Outstanding (Unlimited shares authorized with no par value)	1,700,203

Net Asset Value, Offering and Redemption Price Per Share	$ 10.33

The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Operations
For the Six Months Ended September 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,154)	$ 180,325
Interest	21,894
Total Investment Income	202,219

Expenses:
Advisory Fees (Note 4)	108,643
Transfer Agent & Accounting Fees	15,500
Distribution (12b-1) Fees (Note 4)	21,729
Registration Fees	3,463
Audit Fees	7,772
Insurance Fees	2,702
Miscellaneous Fees	5,339
Custodial Fees	5,774
Legal Fees	8,915
Trustee Fees	4,811
Printing and Mailing	395
Interest Expense	32,290
Dividend Expense	8,300
Total Expenses	225,633
Fees Waived by the Advisor (Note 4)	(11,214)
Net Expenses	214,419

Net Investment Loss	(12,200)

Realized Gain/(Loss) on:
Investments in Securities	119,782
Capital Gain Distributions from Investment Companies	-
Investments in Options	(43,056)
Options Written	6,046
Securities Sold Short	(52,612)
Net Realized Gain on Investments	30,160

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	331,743
Investments in Options	14,015
Options Written	30,275
Securities Sold Short	(214,651)
Net Change in Unrealized Appreciation	161,382

Net Realized and Unrealized Gain on Investments	191,542

Net Increase in Net Assets Resulting from Operations	$ 179,342

The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Changes in Net Assets

	(Unaudited)
	For the Six
	Months Ended	Period Ended (a)
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (12,200)	$ (70,536)
Net Realized Gain (Loss) on Investments	30,160	(278,889)
Change in Unrealized Appreciation on Investments	161,382	687,151
Net Increase in Net Assets Resulting from Operations	179,342	337,726

Capital Share Transactions (Note 5)	477,318	16,462,024

Total Increase in Net Assets	656,660	16,799,750

Net Assets:
Beginning of Period	16,899,750	100,000

End of Period (including accumulated net investment loss of $23,966 and $11,766, respectively).	$ 17,556,410	$ 16,899,750

(a) For the period May 1, 2012, (commencement of investment operations) through March 31, 2013.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended		Period Ended	(a)
	9/30/2013		3/31/2013

Net Asset Value, at Beginning of Period	$ 10.22		$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.01)		(0.05)
Net Realized and Unrealized Gain on Investments	0.12		0.27
Total from Investment Operations	0.11		0.22

Redemption Fees	0.00		0.00	†

Net Asset Value, at End of Period	$ 10.33		$ 10.22

Total Return ** (b)	1.08%		2.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,556		$ 16,900
Before Waiver
Ratio of Expenses to Average Net Assets	2.60%	***	2.28%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.13%	***	2.14%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net assets	0.47%	***	0.14%	***
Ratio of Net Investment Loss to Average Net Assets	(0.27)%	***	(0.74)%	***
After Waiver
Ratio of Expenses to Average Net Assets	2.47%	***	2.14%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.00%	***	2.00%	***
Ratio of Net Investment Loss to Average Net Assets	(0.14)%	***	(0.60)%	***
Portfolio Turnover	26.02%	(b)	41.58%	(b)

(a) For the period May 1, 2012 (commencement of investment operations) through March 31, 2013.
(b) Not Annualized
* Per share net investment loss has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any.

*** Annualized
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, in Delaware as a Delaware Statutory Trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date.  The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a regional bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, investments are generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

For options and futures contracts, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options and futures contracts listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTION TIMING: Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended September 30, 2013, related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended September 30, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 9,953,342	$ -	$ -	$ 9,953,342
Closed-End Mutual Funds	1,792,315	-	-	1,792,315
Corporate Bonds	-	444,785	-	444,785
Exchange Traded Funds	1,040,084	-	-	1,040,084
Preferred Stock	1,053,952	-	-	1,053,952
Real Estate Investment Trust	277,691	-	-	277,691
U.S. Government Agencies and Obligations	-	255,470	-	255,470
Short-Term Investments	3,222,343	-	-	3,222,343
Total	$ 17,339,727	$ 700,255	$ -	$ 18,039,982

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stock	$ (64,775)	$ -	$ -	$ (64,775)
Exchange Traded Funds	(2,134,049)	$ -	$ -	(2,134,049)
Call Options Written	(1,232)	-	-	(1,232)
Total	$ (2,200,056)	$ -	$ -	$ (2,200,056)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2013. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: PSG Investment Advisors, LLC (the “Advisor”) serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended September 30, 2013, the Advisor earned advisory fees of $108,643, and waived/reimbursed $11,214 of such fees.  As of September 30, 2013, the Fund owed the Advisor $14,879.

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until July 31, 2014, so that the total annual operating expenses (exclusive of any taxes, interest, dividend expenses on securities sold short, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Advisor.

As of September 30, 2013, the following is subject to repayment by the Fund to the Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2013	March 31, 2016	$17,077

TRUSTEE FEES: The Fund pays a total annual fee of $4,000 to each Trustee who is not affiliated with the Trust or Advisor.

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the six months ended September 30, 2013, the Fund incurred distribution fees of $21,729.  As of September 30, 2013, the Fund owed $9,638 in distribution fees.

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended September 30, 2013		May 1, 2012 (commencement of operations) through March 31, 2013
	Shares	Capital	Shares	Capital
Shares sold	179,253	$ 1,837,370	1,816,542	$ 18,195,087
Shares reinvested	-	-	-	-
Shares redeemed	(132,192)	(1,360,052)	(173,400)	(1,733,380)
Redemption Fees	-	-	-	317
Net Increase (Decrease)	47,061	$ 477,318	1,643,142	$ 16,462,024

On April 2, 2012, 10,000 shares were issued for cash, at $10.00 per share, to PSG Investment Advisors, LLC.

NOTE 6. OPTIONS

Transactions in written options during the six months ended September 30, 2013, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2013	151	$ 9,933
Options written	158	14,421
Options exercised	(86)	(7,172)
Options expired	(151)	(9,754)
Options terminated in closing purchase transaction	(34)	(3,564)
Options outstanding at September 30, 2013	38	$ 3,864

Transactions in purchased options during the six months ended September 30, 2013, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2013	400	$ 99,215
Options purchased	250	97,425
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	(650)	(196,640)
Options outstanding at September 30, 2013	-	$ -

All derivatives held during the period contained equity risk exposure. The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Written	Options Written, at value	($1,232)

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2013, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Investment In Options	Realized Loss on Investments in Options	$(43,056)	Change in Unrealized Appreciation on Investments in Options	$14,015
Options Written	Realized Gain on Options Written	$6,046	Change in Unrealized Appreciation on Options Written	$30,275

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $5,279,836 and $3,419,441, respectively. Purchases and sales of securities sold short aggregated $531,347 and $969,461, respectively. Purchases and sales of options aggregated $97,425 and $153,585, respectively.  Purchases and sales of options written aggregated $14,443 and $14,421, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2013, the cost of investments for federal income tax purposes was $14,692,276 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 1,098,988
Unrealized depreciation	(423,432)
Net unrealized appreciation	$ 675,556

For the six months ended September 30, 2013, there were no distributions paid.

For the period May 1, 2012 (commencement of operations) through March 31, 2013, there were no distributions paid.

For the year ended March 31, 2013, the Fund recorded the following reclassification to the accounts listed below.  The reclassifications were primarily as a result of the differing book/tax treatment of certain investments and expenses.

Decrease Paid In Capital	Increase Accumulated Net Investment Loss	Increase/(Decrease) Accumulated Net Realized Gain/(Loss)

(58,770)	58,770	-

As of March 31, 2013 the components of distributable earnings on a tax basis were as follows:

Net Investment Income	$ -
Accumulated Net Realized Loss	(21,515)
Net Unrealized Appreciation of Investments	675,556
Other Book/Tax Differences	(257,545)
Total	$ 396,496

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses of wash sales, post-October losses, and straddle losses.  The Fund elects to defer to its fiscal year ending March 31, 2013, $212,332 of capital losses recognized during the period from November 1, 2012 to March 31, 2013.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred as arising on the first day of the following taxable year. The Fund elects to defer to its fiscal year ending March 31, 2014, $12,230 of late year ordinary losses recognized during the period January 1, 2013 to March 31, 2013.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2013, National Financial Services, LLC, in omnibus accounts, in aggregate, owned approximately 99.54% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG Tactical Growth Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,010.76	$10.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.04	$10.10

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE

PSG CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                                                                                                                      Rev. January 2012

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-855-866-9825.

PRIVACY NOTICE (continued)

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: December 6, 2013